Contract Assets and Contract Liabilities - Summary of Contract Assets (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of contract assets [line items]
Less: Current portion	¥ (1,308)	$ (188)	¥ (1,254)
Contract assets	595		570
Contract assets from bundle sales of mobile handsets and provision of service, net of allowance [member]
Disclosure of contract assets [line items]
Contract assets	1,856		1,824
Others [Member]
Disclosure of contract assets [line items]
Contract assets	47
Sub-total [Member]
Disclosure of contract assets [line items]
Contract assets	¥ 1,903		¥ 1,824